Government Fees and Other Taxes - Schedule of Government Fees and Other Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Schedule of Government Fees and Other Taxes [Abstract]
Government fees	$ 74	$ 61
Mineral right royalty	12,761
Other taxes	3,174	2,580
Total government fees and other taxes	$ 16,009	$ 2,641